Retirement Arrangement (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of benefit obligation:
Obligation at January 1	$ 5,623
Obligation at December 31	6,665	5,623
Retirement Arrangements (Textuals) [Abstract]
Defined Contribution Plan Contributions By Employer	2,140	1,558	1,341
Expected benefit payments under SERP for next five fiscal years	4,043
Expected Benefit Payments Under SERP Thereafter	2,479
Accrued liability for SERP	$ 6,665	$ 5,623